Mortgage Payable - Schedule of Contractual Undiscounted Cash Flows (Details)	Dec. 31, 2023 USD ($)
Mortgage Payable - Schedule of Contractual Undiscounted Cash Flows (Details) [Line Items]
Total undiscounted mortgage obligations	$ 400,500
Less Than One Year [Member]
Mortgage Payable - Schedule of Contractual Undiscounted Cash Flows (Details) [Line Items]
Total undiscounted mortgage obligations	$ 400,500